Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
Property and equipment consisted of the following:

	December 31,
	2014	2013
	(In thousands)
Furniture and fixtures	$367	$308
Office equipment	652	425
Software	601	439
Leasehold improvements	417	82
Manufacturing equipment	974	937
Total property and equipment	3,011	2,191
Less accumulated depreciation and amortization	(1,358)	(1,209)
Property and equipment — net	$1,653	$982

Depreciation and amortization expense associated with property and equipment totaled $149,000 and $138,000 for the years ended December 31, 2014 and 2013, respectively.